Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of property and equipment expected useful life

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	lesser of lease term or expected useful life
Software	1 year
Furniture & fixtures	3 years
Office equipment	1 to 5 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of useful life of the intangible assets

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Software cost	10 years
Patent	20 years

Schedule of fair value and carrying value of the Company’s bank loans

The fair value of bank loans payable had been determined based on the variable nature of the interest rates and the proximity to the issuance date. The following table presents the fair value and carrying value of the Company’s long-term investment and bank loans as of December 31, 2023 and 2024:

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Liabilities – December 31, 2023 (S$)
Bank loans	$-	$749,202	$-	$828,366

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets – December 31, 2024 (S$)
Long-term investment (a)	$-	$-	$1,000,000	$1,000,000

Liabilities – December 31, 2024 (S$)
Bank loans	-	503,579	$-	547,842

Assets – December 31, 2024 (US$)
Long-term investment (a)	-	-	731,957	731,957

Liabilities – December 31, 2024 (US$)
Bank loans	$-	$368,599	$-	$400,997

(a)

On or around October 18, 2024, Orangekloud Technology Inc. (“ORKT” or the “Company”) announced the signing of an Investment Agreement with Evvo Labs Pte. Ltd (“Evvo Labs”), an established Cybersecurity company in Singapore, to invest S$1,000,000 for a 3.23% shareholding stake in Evvo Labs. The strategic investment would enable ORKT to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers. Around November 11, 2024, 20,588 ordinary shares of Evvo Labs, representing approximately 3.23% of the total shareholding of Evvo Labs, were issued to Orangekloud Investments Pte Ltd.

This investment is classified as a financial asset. Due to the lack of quoted market prices and limited observable inputs, the investment is carried at cost, which management believes approximates its fair value as of December 31, 2024 (Level 3 inputs). Management will reassess the fair value at each reporting period based on available information.